Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	The Tocqueville Trust
Entity Central Index Key	0000801444
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
The Tocqueville Fund
Shareholder Report [Line Items]
Fund Name	The Tocqueville Fund
Class Name	The Tocqueville Fund
Trading Symbol	TOCQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Tocqueville Fund (the “Fund”) for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tocquevillefunds.com/fundinformation. You can also request this information by contacting us at 800-697-3863.
Additional Information Phone Number	800-697-3863.
Additional Information Website	https://www.tocquevillefunds.com/fundinformation
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Tocqueville Fund	$139	1.20%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
While markets had begun to anticipate the results in the weeks leading up to the Presidential election, we believe the magnitude of the post-election rally confirmed that the markets had underestimated the extent of the ultimate outcome. An enormous national debt figure that ballooned over the past eight years looms over every policy decision, and the carrying charges on that debt have surged. A good faith effort to solve this issue, we believe would also be good for the markets, the Dollar, inflation, interest rates, the economy and, probably, global stability.
While all sectors of the market were positive during the Fund’s recent fiscal year ended October 31 (the “Period”), information technology, financials, and communication services were the largest contributors to gains in the Fund. Energy, materials, and real estate were the laggards. In an absolute sense, the Fund performed well during the Period. It participated in the gains of the large cap technology leaders, though to a lesser extent than the growth indices, including the concentrated S&P, but somewhat better than the value indices that have much greater financial exposure than we typically hold. The Fund gained 32.4% on a net basis during the period compared to the S&P 500, Russell 1000 Value and Russell 3000 Value which gained 38.0%, 31.0% and 31.0%, respectively.

Top Contributors
↑	Paycom Software, Inc.
↑	Cross Country Healthcare, Inc.
↑	Schrodinger, Inc.
↑	Occidental Petroleum Corporation
↑	Concentrix Corporation

Top Detractors
↓	NVIDIA Corporation
↓	Alphabet Inc. Class A
↓	QUALCOMM Incorporated
↓	ServiceNow, Inc.
↓	Crane Company

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
TF (without sales charge)	32.4	12.2	10.2
S&P 500 TR	38.0	15.3	13.0

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.tocquevillefunds.com/fundinformation for more recent performance information.
Net Assets	$ 487,045,125
Holdings Count | $ / shares	67
Advisory Fees Paid, Amount	$ 2,797,192
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$487,045,125
Number of Holdings	67
Net Advisory Fee	$2,797,192
Portfolio Turnover	18%

Holdings [Text Block]

Top Holdings	(%)
NVIDIA Corp.	5.3%
Alphabet, Inc. - Class A	3.5%
Microsoft Corp.	3.3%
NextEra Energy, Inc.	2.8%
Flex Ltd.	2.8%
Applied Materials, Inc.	2.6%
QUALCOMM, Inc.	2.5%
Crane Co.	2.4%
ServiceNow, Inc.	2.4%
Automatic Data Processing, Inc.	2.4%

Updated Prospectus Web Address	https://www.tocquevillefunds.com/fundinformation.